CORPORATE ADMINISTRATIVE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CORPORATE ADMINISTRATIVE COSTS
Salaries and benefits	$ 5,608	$ 6,026
Share-based compensation	5,459	4,140
Investor relations	2,294	1,318
Professional fees	1,756	1,085
Insurance	1,009	774
Office	854	1,580
Depreciation	649	126
Travel and accommodation	612	349
Listing and filing fees	433	390
Corporate administrative costs	$ 18,674	$ 15,788